Label	Element	Value
GMO U.S. Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

 GMO TRUST

Amended and Restated Supplement dated March 25, 2020 to the
GMO Trust Prospectus, dated June 30, 2019, as supplemented

This supplement amends and restates all prior supplements to the GMO Trust Prospectus, dated June 30, 2019 (the “Prospectus”).

GMO U.S. Small Cap Value Fund

Effective April 1, 2020, the section appearing on page 62 of the Prospectus captioned “Investment objective” is replaced in its entirety with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of its benchmark, the S&P SmallCap 600 Value Index.